UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional Investment Manager Filing this Report:

Name:      Daniel S. Kampel Associates, Inc.
           -----------------------------------------------------
Address:   600 Third Avenue, New York, New York 10016
           -----------------------------------------------------

Form  13F  File  Number:  28-01764
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Margaret A. Dolan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-661-1397
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Margaret A. Dolan                New York, New York               11/13/2000
---------------------                ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name
28-01764         Margaret A. Dolan
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            36
                                              ------------

Form  13F  Information  Table  Value  Total:  $122,611,909
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGILENT TECHNOLOGIES           COMMON STOCK     00846U101  2803200   51200          SOLE              51200      0    0
AMERICAN INT'L GROUP           COMMON STOCK     026874107  7177420   72821          SOLE              72821      0    0
AMERICA ONLINE                 COMMON STOCK     02364J10   2234160   64200          SOLE              64200      0    0
AUTOMATIC DATA PROCESSING INC. COMMON STOCK     053015103  3007344   47500          SOLE              47500      0    0
BED BATH AND BEYOND            COMMON STOCK     075896100  2774500  124000          SOLE             124000      0    0
BRISTOL MYERS SQUIBB           COMMON STOCK     11012210    207025    2800          SOLE               2800      0    0
CATERPILLAR INC                COMMON STOCK     149123101   742806   15700          SOLE              15700      0    0
CLEAR CHANNEL COMMUN           COMMON STOCK     184502102  1962542   40517          SOLE              40517      0    0
CHEVRON                        COMMON STOCK     166751107  3470381   41100          SOLE              41100      0    0
CISCO SYSTEM, INC.             COMMON STOCK     17275R102  3299063   86250          SOLE              86250      0    0
WALT DISNEY CO                 COMMON STOCK     254687106  2676719   92500          SOLE              92500      0    0
EMC CORP                       COMMON STOCK     268648102  1802150   27100          SOLE              27100      0    0
ELPASO ENERGY CORP             COMMON STOCK     283905107  3416513   47700          SOLE              47700      0    0
FEDERATED DEPARTMENT STORES    COMMON STOCK     31410H10   1998500   57100          SOLE              57100      0    0
FANNIE MAE                     COMMON STOCK     313586109  5716825   65900          SOLE              65900      0    0
FEDERAL HOME LOAN MORTGAGE     COMMON STOCK     313400301  4717938   68500          SOLE              68500      0    0
GENERAL ELECTRIC CO.           COMMON STOCK     369604103  7065988  147400          SOLE             147400      0    0
CORNING INC.                   COMMON STOCK     219350105  2396367   45375          SOLE              45375      0    0
HOME DEPOT INC                 COMMON STOCK     437076102  4086747   89450          SOLE              89450      0    0
HEWLETT PACKARD CORP           COMMON STOCK     428236103  2228313   70600          SOLE              70600      0    0
INTEL CORP                     COMMON STOCK     458140100  2290763   76200          SOLE              76200      0    0
JOHNSON & JOHNSON              COMMON STOCK     478160104  6135650   58400          SOLE              58400      0    0
JEFFERSON PILOT CORP           COMMON STOCK     475070108  3752450   50200          SOLE              50200      0    0
JP MORGAN CHASE & CO           COMMON STOCK     46625H100  3745640   82435          SOLE              82435      0    0
KROGER COMPANY                 COMMON STOCK     501044101  2622356   96900          SOLE              96900      0    0
LUCENT TECHNOLOGIES            COMMON STOCK     549463107   992250   73500          SOLE              73500      0    0
MEDTRONIC INC                  COMMON STOCK     585055106  6852563  113500          SOLE             113500      0    0
MINNESOTA MINING &             COMMON STOCK     604059105  3615000   30000          SOLE              30000      0    0
  MANUFACTURING
MICROSOFT CORP.                COMMON STOCK     594918104  2689250   62000          SOLE              62000      0    0
NORTEL NETWORKS                COMMON STOCK     656569100  1587094   49500          SOLE              49500      0    0
PFIZER INC                     COMMON STOCK     717081103  6601000  143500          SOLE             143500      0    0
SCHLUMBERGER LTD.              COMMON STOCK     806857108  3479679   43530          SOLE              43530      0    0
SUN MICROSYSTEMS               COMMON STOCK     866810104  3342213  119900          SOLE             119900      0    0
TARGET CORP                    COMMON STOCK     87612E106  3499125  108500          SOLE             108500      0    0
WAL-MART STORES                COMMON STOCK     931142103  2305625   43400          SOLE              43400      0    0
EXXON MOBIL CORP               COMMON STOCK     30231G102  5316750   61156          SOLE              61156      0    0
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